UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Spectrum Diversified Equity Fund

Investor Class (PRSGX)

This semi-annual shareholder report contains important information about Spectrum Diversified Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - Investor Class	$35	0.67%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,483,400
Number of Portfolio Holdings	16
Table Summary

Portfolio Turnover Rate	7.4%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	99.9%
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Value Fund	14.0%
T. Rowe Price All-Cap Opportunities Fund	11.1
T. Rowe Price U.S. Large-Cap Core Fund	11.1
T. Rowe Price Blue Chip Growth Fund	10.8
T. Rowe Price Growth Stock Fund	10.6
T. Rowe Price Equity Income Fund	10.5
T. Rowe Price New Horizons Fund	4.9
T. Rowe Price Small-Cap Value Fund	4.9
T. Rowe Price Growth Stock ETF	3.8
T. Rowe Price Mid-Cap Value Fund	3.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F89-053 8/26

Spectrum Diversified Equity Fund

Investor Class (PRSGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Spectrum Diversified Equity Fund

I Class (TSVPX)

This semi-annual shareholder report contains important information about Spectrum Diversified Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - I Class	$27	0.52%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$4,483,400
Number of Portfolio Holdings	16
Table Summary

Portfolio Turnover Rate	7.4%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	99.9%
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Value Fund	14.0%
T. Rowe Price All-Cap Opportunities Fund	11.1
T. Rowe Price U.S. Large-Cap Core Fund	11.1
T. Rowe Price Blue Chip Growth Fund	10.8
T. Rowe Price Growth Stock Fund	10.6
T. Rowe Price Equity Income Fund	10.5
T. Rowe Price New Horizons Fund	4.9
T. Rowe Price Small-Cap Value Fund	4.9
T. Rowe Price Growth Stock ETF	3.8
T. Rowe Price Mid-Cap Value Fund	3.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1457-053 8/26

Spectrum Diversified Equity Fund

I Class (TSVPX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Statement of Assets and Liabilities
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSGX Spectrum Diversified
Equity Fund
TSVPX Spectrum Diversified
Equity Fund–
.
I Class

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 25.38 $ 25.50 $ 23.24 $ 20.18 $ 27.42 $ 24.25
Investment
activities
Net investment
income (loss)
(1)(2)
(0.05) 0.09 0.13 0.18 0.12 0.16
Net realized and
unrealized gain/
loss 2.29 3.60 3.83 4.02 (5.27) 4.81
Total from
investment
activities 2.24 3.69 3.96 4.20 (5.15) 4.97
Distributions
Net investment
income — (0.15) (0.25) (0.21) (0.14) (0.17)
Net realized gain — (3.66) (1.45) (0.93) (1.95) (1.63)
Total distributions — (3.81) (1.70) (1.14) (2.09) (1.80)
NET ASSET
VALUE
End of period $ 27.62 $ 25.38 $ 25.50 $ 23.24 $ 20.18 $ 27.42

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)(4)
8.83% 14.35% 16.95% 20.88% (18.76)% 20.58%
Ratios to average net assets:
(2)
Gross expenses
before payments
by Price
Associates
(4)
0.73%
(5)
0.73% 0.73% 0.73% 0.73% 0.57%
Net expenses
after payments
by Price
Associates
(4)
0.67%
(5)
0.69% 0.72% 0.73% 0.73% 0.57%
Weighted
average net
expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.14%
Effective net
expenses 0.67%
(5)
0.69% 0.72% 0.73% 0.73% 0.71%
Net investment
income (loss)
(4)
(0.38)%
(5)
0.32% 0.50% 0.83% 0.51% 0.58%
Portfolio turnover
rate
(4)
7.4% 26.4% 26.1% 7.8% 11.1% 8.6%
Net assets, end of
period (in millions) $1,898 $1,881 $1,911 $2,004 $1,848 $4,156
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective March
24, 2021, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET
VALUE
Beginning of period $ 25.20 $ 25.34 $ 23.13 $ 20.08 $ 27.36 $ 27.19
Investment
activities
Net investment
income (loss)
(2)(3)
(0.03) 0.14 0.20 0.23 0.25 0.26
Net realized and
unrealized gain/
loss 2.27 3.58 3.77 4.00 (5.36) 1.78
Total from
investment
activities 2.24 3.72 3.97 4.23 (5.11) 2.04
Distributions
Net investment
income — (0.20) (0.31) (0.25) (0.22) (0.24)
Net realized gain — (3.66) (1.45) (0.93) (1.95) (1.63)
Total distributions — (3.86) (1.76) (1.18) (2.17) (1.87)
NET ASSET
VALUE
End of period $ 27.44 $ 25.20 $ 25.34 $ 23.13 $ 20.08 $ 27.36

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)(5)
8.89% 14.56% 17.08% 21.14% (18.65)% 7.61%
Ratios to average net assets:
(3)
Gross expenses
before payments
by Price
Associates
(5)
0.58%
(6)
0.58% 0.58% 0.58% 0.58% 0.58%
(6)
Net expenses
after payments
by Price
Associates
(5)
0.52%
(6)
0.54% 0.57% 0.58% 0.58% 0.58%
(6)
Net investment
income (loss)
(5)
(0.23)%
(6)
0.51% 0.78% 1.03% 1.07% 1.38%
(6)
Portfolio turnover
rate
(5)
7.4% 26.4% 26.1% 7.8% 11.1% 8.6%
Net assets, end of
period (in millions) $2,586 $2,424 $2,261 $1,815 $1,560 $371
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Spectrum Diversified Equity Fund
June 30, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
12/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
6/30/26
(Cost and value in $000s)
EQUITY FUNDS 99.9%
T. Rowe Price Funds:
Value Fund  600,024 7,000 57,949 11,453,781 630,416
All-Cap Opportunities Fund  533,021 — 41,182 6,221,823 499,426
U.S. Large-Cap Core Fund  541,348 — 71,723 10,566,068 496,394
Blue Chip Growth Fund (2) 506,179 — 24,703 2,231,992 485,570
Growth Stock Fund  481,131 — 23,987 4,152,871 475,379
Equity Income Fund  466,698 4,114 44,406 10,702,427 469,087
New Horizons Fund (2) 162,795 40,166 18,419 3,444,241 221,361
Small-Cap Value Fund  152,621 44,997 18,787 3,466,944 219,873
Growth Stock ETF (2) 109,050 53,293 — 3,570,001 170,360
Mid-Cap Value Fund  153,328 — 13,671 4,344,535 168,655
Mid-Cap Growth Fund  158,715 — 6,772 1,549,337 160,341
Equity Income ETF  143,189 — — 3,170,001 159,705
Blue Chip Growth ETF (2) 87,754 55,262 — 2,910,001 145,762
Dividend Growth Fund  141,703 845 31,261 1,191,157 106,061
Dividend Growth ETF  68,579 — — 1,525,001 74,771
Total Equity Funds (Cost $2,273,563) 4,483,161
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.70% (3) 1,156 113,807 112,555 2,407,511 2,408
Total Short-Term Investments (Cost $2,408) 2,408
Total Investments in Securities
100.0% of Net Assets (Cost $2,275,971) $ 4,485,569

T. ROWE PRICE Spectrum Diversified Equity Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
ETF Exchange-Traded Fund

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
All-Cap Opportunities Fund  $ (658) $ 7,587 $ —
Blue Chip Growth ETF  — 2,746 —
Blue Chip Growth Fund  (136) 4,094 —
Dividend Growth ETF  — 6,192 389
Dividend Growth Fund  15,234 (5,226) 845
Equity Income ETF  — 16,516 1,055
Equity Income Fund  16,195 42,681 4,114
Growth Stock ETF  — 8,017 —
Growth Stock Fund  (420) 18,235 —
Mid-Cap Growth Fund  (361) 8,398 —
Mid-Cap Value Fund  1,356 28,998 (181)*
New Horizons Fund  391 36,819 —
Small-Cap Value Fund  941 41,042 —
U.S. Large-Cap Core Fund  14,178 26,769 —
Value Fund  4,944 81,341 —
U.S. Treasury Money Fund, 3.70% — — 13
Totals $ 51,664# $ 324,209 $ 6,235+
* Includes return of capital reclassifications recorded in the current year.
# Capital gain distributions from underlying Price funds represented $181 of the net realized gain (loss).
+ Investment income comprised $6,235 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,275,971) $ 4,485,569
Receivable for investment securities sold 1,531
Receivable for shares sold 140
Total assets 4,487,240
Liabilities
Investment management and administrative fees payable 2,172
Payable for shares redeemed 1,668
Total liabilities 3,840
NET ASSETS $ 4,483,400
Net Assets Consist of:
Total distributable earnings (loss) $ 2,471,924
Paid-in capital applicable to 162,931,904 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,011,476
NET ASSETS $ 4,483,400
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,897,875; Shares outstanding: 68,713,863) $ 27.62
I Class
(Net assets: $2,585,525; Shares outstanding: 94,218,041) $ 27.44

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income distributions from underlying Price Funds $ 6,235
Expenses
Investment management and administrative expense 13,807
Waived / paid by Price Associates (1,268)
Total expenses 12,539
Net investment loss (6,304)
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 51,483
Capital gain distributions from underlying Price Funds 181
Net realized gain 51,664
Change in net unrealized gain / loss on underlying Price Funds 324,209
Net realized and unrealized gain / loss 375,873
INCREASE IN NET ASSETS FROM OPERATIONS $ 369,569

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (6,304) $ 17,827
Net realized gain 51,664 591,752
Change in net unrealized gain / loss 324,209 (41,689)
Increase in net assets from operations 369,569 567,890
Distributions to shareholders
Net earnings
Investor Class – (248,022)
I Class – (325,355)
Decrease in net assets from distributions – (573,377)
Capital share transactions
*
Shares sold
Investor Class 24,385 50,740
I Class 75,913 151,064
Distributions reinvested
Investor Class – 241,557
I Class – 306,040
Shares redeemed
Investor Class (165,589) (327,347)
I Class (125,848) (283,339)
Increase (decrease) in net assets from capital
share transactions (191,139) 138,715
Net Assets
Increase during period 178,430 133,228
Beginning of period 4,304,970 4,171,742
End of period $ 4,483,400 $ 4,304,970
*Share information (000s)
Shares sold
Investor Class 943 1,911
I Class 2,899 5,596
Distributions reinvested
Investor Class – 9,454
I Class – 12,063
Shares redeemed
Investor Class (6,320) (12,203)
I Class (4,874) (10,703)
Increase (decrease) in shares outstanding (7,352) 6,118

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Diversified
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds or exchange-traded funds (ETFs) (underlying Price Funds) representing specific market segments. The fund seeks long-term capital appreciation and growth of income with current income a secondary objective.
The fund has two classes of shares as follows: Spectrum Diversified Equity
Fund (Investor Class) and Spectrum Diversified Equity Fund – I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying
Price Funds are recorded on the ex-dividend date. Distributions to shareholders

T. ROWE PRICE Spectrum Diversified Equity Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. ROWE PRICE Spectrum Diversified Equity Fund

valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On June 30, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Spectrum Diversified Equity Fund

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $319,484,000 and $516,898,000, respectively for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,313,898,000. Net unrealized gain aggregated $2,171,671,000 at period-end, of which $2,209,598,000 related to appreciated investments and $37,927,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended agreement,

T. ROWE PRICE Spectrum Diversified Equity Fund

the fund pays a fee rate of 0.73% for the Investor Class and 0.58% for the
I Class. The annual all-inclusive fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses;
and acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.
Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended June 30, 2026, are as follows:

T. ROWE PRICE Spectrum Diversified Equity Fund

Total management fee waived was allocated ratably in the amounts of $545,000 and $723,000, for the Investor Class and I Class, respectively, for the six months ended June 30, 2026.
At June 30, 2026, the fund held approximately 39% of outstanding shares of the
T. Rowe Price Equity Income ETF, and less than 25% of any other underlying
Price Fund.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Blue Chip Growth ETF 0.57% $ 330
T. Rowe Price Dividend Growth ETF 0.50% 176
T. Rowe Price Equity Income ETF 0.54% 403
T. Rowe Price Growth Stock ETF 0.52% 359
Total Management Fee Waived $ 1,268

T. ROWE PRICE Spectrum Diversified Equity Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Diversified Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Spectrum Diversified Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for certain performance periods and, where applicable, the fund’s total returns ranked in the 4th quartile for certain periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Diversified Equity Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the
Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-
inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Diversified Equity Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and I
Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were not sufficient funds in the Expense
Group to rank into quintiles. The information provided to the Board for the fund’s
Investor Class indicated that the contractual management fee ranked fourth out of five funds (Expense Group), the actual management fee rate ranked fourth out of five funds (Expense Group) and in the third quintile (Expense Universe), and the fund’s total expenses ranked first out of five funds (Expense Group) and in the first quintile (Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked third out of five funds
(Expense Group), the actual management fee rate ranked fourth out of five funds
(Expense Group) and in the third quintile (Expense Universe), and the fund’s total expenses ranked first out of five funds (Expense Group) and in the first quintile
(Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Spectrum Diversified Equity Fund

the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F89-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026